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PROSPECTUS SUPPLEMENT DATED NOVEMBER 20, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, AND Y CLASS SHARES OF THE FUND LISTED BELOW:

AIM LIMITED MATURITY TREASURY FUND

Effective February 1, 2010, a front-end sales load will be added to Class A3 shares of the Fund. In addition, we will make other changes to Class A3 shares that are in line with load share class policies. These include full rights of accumulation/letters of intent for shareholders to receive reduced sales charges and full access to exceptions for waivers of sales load and NAV pricing for certain categories of shareholders (i.e. certain retirement accounts).

In addition to the above, the Fund will rename Class A3 shares as Class A shares, and rename Class A shares as Class A2 shares. Current Class A (to become Class A2) will remain closed and current exchange privileges and restrictions will remain in place. A shareholder in current Class A3 (to become Class A) will retain the right to exchange into other AIM Funds Class A shares; however, after the effective date, will be able to exchange to other Class A shares without incurring a load fee.

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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED NOVEMBER 20, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, AND Y CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM LIMITED MATURITY TREASURY FUND

Effective February 1, 2010, a front-end sales load will be added to Class A3 shares of the Fund. In addition, we will make other changes to Class A3 shares that are in line with load share class policies. These include full rights of accumulation/letters of intent for shareholders to receive reduced sales charges and full access to exceptions for waivers of sales load and NAV pricing for certain categories of shareholders (i.e. certain retirement accounts).

In addition to the above, the Fund will rename Class A3 shares as Class A shares, and rename Class A shares as Class A2 shares. Current Class A (to become Class A2) will remain closed and current exchange privileges and restrictions will remain in place. A shareholder in current Class A3 (to become Class A) will retain the right to exchange into other AIM Funds Class A shares; however, after the effective date, will be able to exchange to other Class A shares without incurring a load fee.